Schedule of Investments (unaudited)	iShares® Emergent Food and AgTech Multisector ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 0.4%
Nufarm Ltd./Australia	6,385	$24,166

Canada — 5.1%
Nutrien Ltd.	3,111	304,029

Cayman Islands — 0.1%
Diversey Holdings Ltd.(a)	795	7,791

Denmark — 2.2%
Chr Hansen Holding A/S	1,731	129,815

France — 3.7%
Danone SA	3,731	219,522

Germany — 10.3%
BASF SE	3,407	188,154
Bayer AG, Registered	4,391	314,167
GEA Group AG	2,762	110,487
		612,808
Japan — 3.1%
Kubota Corp.	10,000	184,560

Netherlands — 3.8%
CNH Industrial NV	12,702	189,860
Corbion NV	995	35,925
		225,785
Norway — 6.0%
Austevoll Seafood ASA	1,500	20,177
Bakkafrost P/F	835	55,599
Grieg Seafood ASA(a)	945	14,081
Mowi ASA	7,565	197,460
Salmar ASA	955	70,784
		358,101
Philippines — 0.5%
Monde Nissin Corp.(a)(b)	99,500	28,110

United Kingdom — 3.1%
Croda International PLC	1,730	150,638
Security	Shares	Value
United Kingdom (continued)
Genus PLC	1,105	$38,430
		189,068
United States — 61.2%
AGCO Corp.	1,033	132,358
Archer-Daniels-Midland Co.	3,511	318,869
Beyond Meat Inc.(a)	1,010	26,715
Corteva Inc.	4,952	310,094
Deere & Co.	671	240,070
Ecolab Inc.	1,022	167,516
Exponent Inc.(a)	876	79,182
FMC Corp.	2,132	261,341
Hain Celestial Group Inc. (The)(a)	1,535	40,447
Ingredion Inc.	1,120	106,053
International Flavors & Fragrances Inc.	1,589	210,018
International Paper Co.	4,961	240,360
Kellogg Co.	3,527	245,973
Mosaic Co. (The)	6,230	390,309
Neogen Corp.(a)	1,810	47,893
Packaging Corp. of America	1,597	251,176
Sealed Air Corp.	2,493	155,015
Sotera Health Co.(a)	1,665	35,465
Trimble Inc.(a)	2,668	181,557
Westrock Co.	4,425	214,568
		3,654,979
Total Common Stocks — 99.5%
(Cost: $6,046,366)		5,938,734

Total Investments in Securities — 99.5%
(Cost: $6,046,366)		5,938,734

Other Assets Less Liabilities — 0.5%		28,517
Net Assets — 100.0%		$5,967,251

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/25/22(a)	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$—	$0	(c)	$—	$—	$—	—	$4	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Emergent Food and AgTech Multisector ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-mini S&P 500 Index	1	06/17/22	$21	$1,013

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,033,339	$1,905,395	$—	$5,938,734
Derivative financial instruments(a)
Assets
Futures Contracts	$1,013	$—	$—	$1,013

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2